Income taxes - Changes in the balance of gross unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income taxes
Beginning balance	¥ 117	$ 17	¥ 117	¥ 117
Increase of unrecognized tax benefits taken in prior years	40,375	5,774	0	0
Ending balance	¥ 40,492	$ 5,791	¥ 117	¥ 117